Financial Risk Management Objectives and Policies	12 Months Ended
Jun. 30, 2025
Financial Risk Management Objectives and Policies [Abstract]
Financial Risk Management Objectives and Policies

Note 19. Financial Risk Management Objectives and Policies

This note explains the group’s exposure to financial risks and how these risks could affect the group’s future financial performance.

The group’s risk management is predominantly controlled by the Board. The Board monitors the group’s financial risk management policies and exposures and approves substantial financial transactions. It also reviews the effectiveness of internal controls relating to market risk, credit risk and liquidity risk.

(a)	Market risk

Foreign exchange risk

The group undertakes certain transactions denominated in foreign currency and is exposed to foreign currency risk through foreign exchange rate fluctuations.

Foreign exchange rate risk arises from financial assets and financial liabilities denominated in a currency that is not the group’s functional currency. Exposure to foreign currency risk may result in the fair value of future cash flows of a financial instrument fluctuating due to the movement in foreign exchange rates of currencies in which the group holds financial instruments which are other than the Australian dollar (AUD) functional currency of the group including United States dollar (USD) and Canadian dollar (CAD). This risk is measured using sensitivity analysis and cash flow forecasting. The cost of hedging at this time outweighs any benefits that may be obtained.

Exposure

The group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollars, was as follows:

	2025			2024
	USD A$	CAD A$	HKD A$	USD A$	CAD A$	HKD A$
Cash and cash equivalents	1,078,285	15,680	-	2,721,574	13,453	-
Trade receivables	77,660	60,631	-	36,297	88,459	-
Trade payables	93,240	36,101	24,692	250,865	42,047	18,308
Total exposure	1,249,185	112,412	24,692	3,008,736	143,959	18,308

Sensitivity

As shown in the table above, the group is primarily exposed to changes in USD/AUD exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from USD denominated financial instruments. The impact on other components of equity arises from the translation of foreign subsidiary financial statements into AUD.

The group has conducted a sensitivity analysis of its exposure to foreign currency risk. The group is currently materially exposed to the United States dollar (USD). The sensitivity analysis is conducted on a currency-by-currency basis using the sensitivity analysis variable, which is based on the average annual movement in exchange rates over the past five years at year-end spot rates. The variable for each currency the group is materially exposed to is listed below:

●	USD: 4.6% (2024: 4.8%)

	Impact on loss for the period		Impact on other components of equity
	2025 A$	2024 A$	2025 A$	2024 A$
USD/AUD exchange rate – change by 4.6% (2024: 4.8%)	57,463	144,419	5,178	5,495

*	Holding all other variables constant

Loss is less sensitive to movements in the AUD/USD exchange rates in 2025 than 2024 because of the decreased amount of USD denominated cash and cash equivalents and the decreased variability of the AUD/USD exchange rate. Equity is less sensitive to movements in the AUD/USD exchange rates in 2025 than 2024 because of the decreased size of the foreign currency translation reserve for the subsidiary with USD functional currency. The group’s exposure to other foreign exchange movements is not material.

(b)	Credit risk

Exposure to credit risk relating to financial assets arises from the potential non-performance by counterparties of contract obligations that could lead to a financial loss to the group.

(i)	Risk management

Credit risk is managed through the maintenance of procedures (such as the utilization of systems for the approval, granting and renewal of credit limits, regular monitoring of exposures against such limits and monitoring the financial stability of significant customers and counterparties), ensuring to the extent possible that customers and counterparties to transactions are of sound credit worthiness. Such monitoring is used in assessing receivables for impairment. Credit terms are normally 30 days from the invoice date.

Risk is also minimized through investing surplus funds in financial institutions that maintain a high credit rating.

(ii)	Security

For some trade receivables the group may obtain security in the form of guarantees, deeds of undertaking or letters of credit which can be called upon if the counterparty is in default under the terms of the agreement.

(iii)	Impairment of financial assets

The group has one type of financial asset subject to the expected credit loss model:

●	trade receivables for sales of inventory

While cash and cash equivalents are also subject to the impairment requirements of AASB 9, the identified impairment loss was immaterial.

Trade receivables

The group applies the AASB 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables.

To measure the expected credit losses, trade receivables assets have been grouped based on shared credit risk characteristics and the days past due.

The expected loss rates are based on the payment profiles of sales over a period of 60 months before June 30, 2025 and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables.

On that basis, the loss allowance as at June 30, 2025 was determined as follows for trade receivables:

	Days past due
30 June 2025	Current A$	1-30 A$	31-60 A$	61-90 A$	91-120 A$	121+ A$	Total A$
Expected credit loss rate[1]	1.80%	4.17%	9.09%	19.34%	24.55%	33.15%
Gross carrying amount[1]	599,670	157,576	26,162	(9,559)	-	53,009	826,857
Loss allowance	10,789	6,575	2,379	(1,849)	-	17,572	35,466

1.	Trade receivables balance of $826,857 represents 11.35% of $7,287,002 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $35,466 was provided for. Subsequent to 30 June 2025, above 87% of the trade receivables balance has since been received in cash.

On that basis, the loss allowance as at June 30, 2024 was determined as follows for trade receivables:

	Days past due
30 June 2024	Current A$	1-30 A$	31-60 A$	61-90 A$	91-120 A$	121+ A$	Total A$
Expected credit loss rate[1]	0.23%	1.80%	0.00%	5.83%	16.15%	50.90%
Gross carrying amount[1]	463,334	75,725	8,458	4,183	42,631	13,105	607,436
Loss allowance	1,073	1,361	-	244	6,885	6,670	16,233

1.	Trade receivables balance of $607,436 represents 12.39% of $4,902,865 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $16,233 was provided for. Subsequent to 30 June 2024, above 90% of the trade receivables balance has since been received in cash.

Trade receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the group, and a failure to make contractual payments for a period of greater than 121 days past due.

Impairment losses on trade receivables are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

(c)	Liquidity risk

Liquidity risk arises from the possibility that the group might encounter difficulty in settling its debts or otherwise meeting its obligations related to financial liabilities. The group manages this risk through the following mechanisms:

●	preparing forward looking cash flow analyses in relation to its operating, investing and financing activities;

●	obtaining funding from a variety of sources;

●	maintaining a reputable credit profile;

●	managing credit risk related to financial assets;

●	investing cash and cash equivalents and deposits at call with major financial institutions; and

●	comparing the maturity profile of financial liabilities with the realisation profile of financial assets.

Maturities of financial liabilities

The tables below analyze the group’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Contractual maturities	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/ liabilities
of financial liabilities	A$	A$	A$	A$	A$	A$	A$
At 30 June 2025
Trade and other payables	1,529,435	-	-	-	-	1,529,435	1,529,435
Lease liabilities	24,725	24,725	49,449	24,725	-	123,624	123,624
Total	1,554,160	24,725	49,449	24,725	-	1,653,059	1,653,059
At 30 June 2024
Trade and other payables	2,135,852	-	-	-	-	2,135,852	2,135,852
Lease liabilities	24,122	24,725	49,449	74,174	-	172,470	172,470
Total	2,159,974	24,725	49,449	74,174	-	2,308,322	2,308,322